Materials and services expenses (Tables)	12 Months Ended
Dec. 31, 2020
Material Income And Expense [Abstract]
Summary of Materials and Services Expenses
	2020	2019
Independent contractors	1,535,394	1,521,388
Vehicle operation expenses	516,441	613,332
	2,051,835	2,134,720